Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Carrying amounts of financial assets and financial liabilities

	As of
	December 31,
In CHF thousands	2025	2024
Financial assets
Long-term financial assets	584	415
Other current receivables	978	1,104
Short-term financial assets	64,617	129,214
Cash and cash equivalents	26,795	36,275
Total financial assets	92,974	167,008

	As of
	December 31,
In CHF thousands	2025	2024
Financial liabilities
Long-term lease liabilities	3,689	4,401
Trade and other payables	2,068	2,658
Accrued expenses	8,067	12,098
Short-term lease liabilities	852	1,026
Total financial liabilities	14,676	20,183